Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 20,443	$ 20,163
Amortisation, intangible assets other than goodwill	2,519	1,070	$ 814
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	5,881	5,590
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	9,435	8,945		$ 7,149
Capitalisation, intangible assets other than goodwill	776	1,225
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	5,127	5,628
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,452	4,829
Capitalisation, intangible assets other than goodwill	1,934	2,086
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,322	38
Amortisation, intangible assets other than goodwill	$ 1,085	$ 947